Other current liabilities	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other current liabilities
Note 22 - Other current liabilities
Other current liabilities for the Group were as follows:

	As of December 31,
	2022	2021
Accrued expenses	199,489	186,748
Liabilities related to repurchase commitments	79,501	92,421
Accrued interest	2,614	305
Personnel related liabilities	28,816	19,642
VAT liabilities	78,954	46,464
Other liabilities	4,416	19,082

Total	393,790	364,662

Accrued expenses were mainly related to marketing and product development; personnel related liabilities consisted of wages, salaries, and other benefits payable.